Financial Income	6 Months Ended
Jun. 30, 2026
Financial Income [Abstract]
Financial Income

19. Financial Income

Classification and subsequent measurement

	Three-month period ended June 30		Six-month period ended June 30
	2026	2025	2026	2025
Financial investments measured at fair value through profit or loss	15,060	38,338	51,895	49,878
Financial assets measured at fair value through other comprehensive income	727,539	241,968	1,307,267	498,555
Financial assets measured at amortized cost	2,760,987	1,850,635	5,104,111	3,245,091
Total	3,503,586	2,130,941	6,463,273	3,793,524